SHARE CAPITAL - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of classes of share capital [abstract]
Balance, beginning of the year | Share	5,638,383	7,074,092
Balance, beginning of the year, weighted average exercise price | $ / shares	$ 13.29	$ 12.07
Granted | Share	3,107,500	1,400,000
Granted, weighted average exercise price | $ / shares	$ 12.96	$ 18.98
Exercised | Share	(609,623)	(2,502,234)
Exercised, weighted average exercise price | $ / shares	$ 9.76	$ 10.87
Cancelled or expired | Share	(860,516)	(333,475)
Cancelled or expired, weighted average exercise price | $ / shares	$ 15.44	$ 29.45
Balance, end of the year | Share	7,275,744	5,638,383
Balance, end of the year, weighted average exercise price | $ / shares	$ 13.19	$ 13.29